Shareholder remuneration system and earnings per share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Shareholder remuneration system and earnings per share	Shareholder remuneration system and earnings per share
a)   Shareholder remuneration system
The cash remuneration paid by Banco Santander to its shareholders in the first six months of 2022 and 2021 was as follows:

	30-06-2022			30-06-2021
	% of par value	Euros per share	Amount (EUR million)	% of par value	Euros per share	Amount (EUR million)
Ordinary shares	10.30%	0.0515	869	5.50%	0.0275	477
Other shares (without vote, redeemable, etc.)	—	—	—	—	—	—
Total remuneration paid	10.30%	0.0515	869	5.50%	0.0275	477
Dividend paid out of profit	10.30%	0.0515	869	—	—	—
Dividend paid with a charge to reserves or share premium	—	—	—	5.50%	0.0275	477
Dividend in kind	—	—	—	—	—	—
Flexible payment	—	—	—	—	—	—
Pursuant to the resolution of the general shareholders' meeting held on 1 April 2022, on 2 May 2022 the Bank paid a complementary cash dividend of EUR 5.15 cents per share charged to the results of the 2021 financial year for an amount of EUR 869 million (see Statement of Changes in total Equity).
Likewise, the general shareholders´ meeting approved to implement a share buyback program agreed by the board of directors for a maximum amount of EUR 865 million, for which Banco Santander received authorization from the European Central Bank, which has ended on 18 May 2022.
In May 2021, the Bank paid a dividend of EUR 2.75 cents in cash per share against the 2020 financial year, charged to the share premium of an amount of EUR 477 million (see Statement of Changes in total Equity and Note 11), this being the maximum amount allowed by the recommendation of the European Central Bank of 15 December 2020. This payment has been made in execution of the premium distribution agreement approved at the General Meeting of Shareholders of the Bank held on 27 October 2020.
b)   Earnings per share from continuing and discontinued operations
i. Basic earnings per share
Basic earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares held in the period.
Accordingly:

	30-06-2022	30-06-2021
Profit attributable to the Parent (EUR million)	4,894	3,675
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(292)	(271)
	4,602	3,404
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	—	—
Profit or Loss from continuing operations (CCPS net) (EUR million)	4,602	3,404
Weighted average number of shares outstanding	16,947,764,566	17,309,951,841
Basic earnings per share (euros)	0.27	0.20
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.27	0.20
ii. Diluted earnings per share
Diluted earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity and of perpetual liabilities contingently amortisable in their case by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, warrants and convertible debt instruments).
Accordingly, diluted earnings per share were determined as follows:

	30-06-2022	30-06-2021
Profit attributable to the Parent (EUR million)	4,894	3,675
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(292)	(271)
	4,602	3,404
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	—	—
Profit or Loss from continuing operations (CCPS net) (EUR million)	4,602	3,404
Weighted average number of shares outstanding	16,947,764,566	17,309,951,841
Dilutive effect of options/receipt of shares	48,431,475	48,815,931
Adjusted number of shares	16,996,196,041	17,358,767,772
Diluted earnings per share (euros)	0.27	0.20
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.27	0.20